Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	7.42%	7.33%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	6.00%	6.45%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.81%)	3.45%	3.13%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.36%	3.66%	3.84%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	6.36%	6.40%